Commitments and Contingencies - 401K Plan (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
Eligibility for participation in the plan, period of service	30 days
Company's match of participant contributions of the first 3% of eligible earnings contributed (as a percent)	100.00%
Percentage of eligible earnings contributed, matched 100% by the company (percentage)	3.00%
Company's match of participant contributions of the next 2% of eligible earnings contributed (as a percent)	50.00%
Percentage of eligible earnings contributed, matched 50% by the company (percentage)	2.00%
Company's aggregate matching contribution	$ 0.8	$ 0.8	$ 0.6